Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Accumulated Earnings	Non-controlling Interest
Balance at beginning of the period at Dec. 31, 2012	$ 1,764,319	$ 80,504		$ 654,042	$ 200,000	$ (18,730)	$ 848,503
Increase (Decrease) in Stockholders' Equity
Net (loss) income	135,713						135,713
Dividends	(108,976)						(108,976)
Exercise of share options	608	76		1,476			(944)
Grant of share options	500			500
Other comprehensive income (loss)	11,973					11,973
Balance at end of the period at Dec. 31, 2013	1,804,137	80,580		656,018	200,000	(6,757)	874,296
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(41,466)						(43,121)	$ 1,655
Dividends	(155,996)						(155,996)
Exercise of share options	1,338	185		1,153
Grant of share options	1,619			1,619
Net proceeds from issuance of shares	660,947	12,650		648,297
Other comprehensive income (loss)	11,928					11,928
Balance at end of the period at Dec. 31, 2014	2,282,507	93,415		1,307,087	200,000	5,171	675,179	1,655
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(178,501)						(197,659)	19,158
Dividends	(161,824)						(161,824)
Exercise of share options	225	132		93
Grant of share options	6,358			6,358
Forfeiture of share options	(2,521)			(2,521)
Cancellation of share options	786			786
Transfer of additional paid-in capital	1,579			6,003		(4,424)
Other comprehensive income (loss)	(42,001)					(42,001)
Treasury shares	(12,269)		$ (12,269)
Balance at end of the period at Dec. 31, 2015	$ 1,894,339	$ 93,547	$ (12,269)	$ 1,317,806	$ 200,000	$ (41,254)	$ 315,696	$ 20,813